T. Rowe Price Global Growth Stock Fund
T. ROWE PRICE<br/><br/>Global Growth Stock Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>Advisor Class <br/><br/>SUMMARY
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
 Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global Growth Stock Fund - USD ($)		Investor Class		I Class	Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	[1]	2.00%		2.00%	2.00%
Maximum account fee		$ 20	[2]
[1]	Effective April 1, 2019, the fund will no longer assess a redemption fee on any redemption from the fund (or exchange out of the fund), regardless of how long the shares were held.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses<br/>(expenses that you pay each year as a <br/>percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global Growth Stock Fund	Investor Class		I Class		Advisor Class
Management fees	0.64%		0.64%		0.64%
Distribution and service (12b-1) fees					0.25%
Other expenses	0.28%	[1]	0.11%	[2]	0.29%
Total annual fund operating expenses	0.92%	[1]	0.75%		1.18%
Fee waiver/expense reimbursement			(0.06%)	[1],[2]	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%	[1]	0.69%	[1],[2]	1.10%	[3]
[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has agreed (through February 28, 2021) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. The agreement may be terminated at any time beyond February 28, 2021, with approval by the fund's Board of Directors. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has agreed (through February 28, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class' ratio of expenses to average daily net assets to exceed 1.10%. The agreement may be terminated at any time beyond February 28, 2021, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class' expense ratio is below 1.10%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class' expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class' current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global Growth Stock Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	94	293	509	1,131
I Class	70	227	405	919
Advisor Class	112	358	633	1,417

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 120.0% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries, one of which will be the U.S., and at least 40% of its net assets will be invested in stocks of large-cap companies outside the U.S., including companies in emerging markets (at least 30% if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Large Cap Index. The fund’s and MSCI Inc.’s definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December 31, 2018, the Index’s market capitalization range for large-cap companies in developed markets was approximately $5 billion to $785 billion, and the market capitalization range for large-cap companies in emerging markets was approximately $970 million to $382 billion. The fund also relies on MSCI Inc. to classify a particular country as developed or emerging. The market capitalization of the companies in the fund’s portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase additional stock of a company it already owns just because the company’s market capitalization falls below the range of the Index.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to the fund’s investments, and less efficient trading markets with lower overall liquidity.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund's performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
GLOBAL GROWTH STOCK FUND<br/>Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	27.13%	Worst Quarter	9/30/11	-19.47%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Average Annual Total Returns - T. Rowe Price Global Growth Stock Fund		1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class		(7.07%)	7.04%	12.19%			Oct. 27, 2008
Investor Class | Returns after taxes on distributions		(7.59%)	5.73%	10.72%			Oct. 27, 2008
Investor Class | Returns after taxes on distributions and sale of fund shares		(4.08%)	5.08%	9.60%			Oct. 27, 2008
I Class		(6.79%)			8.63%		Mar. 06, 2017
Advisor Class		(7.19%)	6.92%	12.05%			Oct. 27, 2008
MSCI All Country World Index Net (reflects no deduction for fees or expenses)	[1]	(9.41%)	4.26%	9.46%	3.22%	[2]	Mar. 06, 2017
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		(8.93%)	4.82%	10.05%	3.78%	[2]	Mar. 06, 2017
Lipper Global Multi-Cap Growth Funds Average		(8.58%)	4.63%	10.26%	5.31%	[3]	Feb. 28, 2017
[1]	Effective July 1, 2018, the MSCI All Country World Index Net replaced the MSCI All Country World Index as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[2]	Return since 3/6/17.
[3]	Return since 2/28/17.

Updated performance information is available through troweprice.com.